Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 24, 2018
Registrant Name	VanEck Vectors ETF Trust
Entity Central Index Key	0001137360
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 24, 2018
Document Effective Date	Oct. 24, 2018
Prospectus Date	Oct. 29, 2018